Revenues, net (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Revenue Source
	Six months ended June 30,
	2022	2023
Revenues derived from spot charters, net	$17,194	$3,962
Revenues derived from time charters, net	5,774	17,159
Revenues, net	$22,968	$21,121

Schedule of Accounts Receivable Disaggregated Revenue

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2022 and June 30, 2023:

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

13. Revenues, net: - Continued:

	December 31, 2022	June 30, 2023
Accounts receivable trade from spot charters	$10,598	$3,852
Accounts receivable trade from time charters	35	383
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(138)	(63)
Total	$10,469	$4,146